Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements at the Reporting Date Using
	September 30, 2020	Quoted Prices In Active Markets Using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets—Cash equivalents
Repurchase agreements	$25,000	$—	$25,000	$—
Money market funds	31,765	31,765	—	—
Commercial paper	9,999	—	9,999	—
Corporate debt securities	11,131	—	11,131	—

Total	$77,895	$31,765	$46,130	$—

	Fair Value Measurements at the Reporting Date Using
	December 31, 2019	Quoted Prices In Active Markets Using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets—Cash equivalents
Money market funds	$56,930	$56,930	$—	$—

Total	$56,930	$56,930	$—	$—

Liabilities
Warrant liability	$364	$—	$—	$364

Total	$364	$—	$—	$364

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	FAIR VALUE MEASUREMENTS AT THE REPORTING DATE USING
	DECEMBER 31, 2018	QUOTED PRICES IN ACTIVE MARKETS USING IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets—Cash equivalents
Repurchase agreement	$16,500	$—	$16,500	$—
Money market funds	26,361	26,361	—	—

Total	$42,861	$26,361	$16,500	$—

Liabilities
Warrant liability	$1,711	$—	$—	$1,711

Total	$1,711	$—	$—	$1,711

	FAIR VALUE MEASUREMENTS AT THE REPORTING DATE USING
	DECEMBER 31, 2019	QUOTED PRICES IN ACTIVE MARKETS USING IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets—Cash equivalents
Money market funds	56,930	56,930	—	—

Total	$56,930	$56,930	$—	$—

Liabilities
Warrant liability	$364	$—	$—	$364

Total	$364	$—	$—	$364

Series B-3 Convertible Preferred Stock [Member]
Schedule of Assumptions Used to Determine the Fair Value of Warrants to Purchase Series B-3 Convertible Preferred Stock

The following assumptions were used to determine the fair value of the warrants to purchase common stock and Series B-3 Preferred Stock as of the exercise date of the warrants and December 31, 2019, respectively:

	July 1, 2020	December 31, 2019
Risk-free interest rate	0.31%	1.73%
Expected term (in years)	5.0	5.5
Expected volatility	75.8%	71.1%
Expected dividend yield	0.0%	0.0%
Fair value per share of underlying common stock	$46.37	$—
Fair value per share of underlying Series B-3 Preferred Stock	$—	$1.40

Fair Value Level 3
Summary of Changes in Fair Value of the Level 3 Warrant Liability

The following table provides a summary of changes in fair value of the Level 3 warrant liability (in thousands):

Warrant Liability
Balance at December 31, 2018	$1,711
Exercise of warrant to purchase Series C1 Preferred Shares	(385)
Change in fair value	(515)

Balance at September 30, 2019	$811

Balance at December 31, 2019	$364
Change in fair value	2,597
Net exercise of warrants to purchase common stock	(2,961)

Balance at September 30, 2020	$—

The following table provides a summary of changes in fair value of the Level 3 warrant liability (in thousands):

WARRANT LIABILITY
Balance at December 31, 2017	$2,195
Change in fair value	(484)

Balance at December 31, 2018	$1,711

Exercise of warrant to purchase Series C1 redeemable convertible shares	(385)
Change in fair value	(962)

Balance at December 31, 2019	$364